OPTIONS	6 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
OPTIONS

NOTE 15 – OPTIONS

On November 10, 2017, the Company signed a consulting agreement to engage TJ Capital Management, L.P. (“TJ Capital”) to provide strategic consulting services to the Company in matters relating to investor relations, capital markets and shareholder value creation strategy.

As the part of the agreement, TJ Capital was granted options to purchase 160,000 of the Company’s Class A common shares. The options are exercisable at a purchase price of $1.50 per share with no restriction for sale, among which options 60,000 shares were to vest 7 months after the Company’s IPO date, 50,000 shares were to vest 10 months after the IPO date, and 50,000 shares were to vest 15 months after the IPO date.

On May 23, 2019, the Company signed a service termination agreement with TJ Capital to terminate the consulting agreement previously entered on November 10, 2017. As a result, the options granted under the original service agreement were also cancelled. No share-based compensation expenses were accrued up to the date of the termination of this agreement, because TJ Capital had not provided the services.

On July 30, 2019, the Company negotiated and signed a new Corporate and Executive Service Agreement with TJ Capital to provide strategic consulting services to the Company relating to services such as investor relations, capital markets and shareholder value creation strategy. The consulting service period is for two years, unless sooner terminated by either party or extended by the agreement of both parties. Pursuant to the agreement, as the compensation for the services, TJ Capital will be granted options to purchase 160,000 of the Company’s Class A common shares. The options are exercisable at a purchase price of $1.50 per share, and the options shall be deemed to be fully paid at a rate of 6,667 options per month, commencing on August 1, 2019. The options may be exercised at any time following vesting for cash or on a cashless basis. The aggregated fair value of the options granted to TJ Capital was $284,300. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying Class A common shares of $2.90; risk free rate of 1.85%; expected term of 2 years; exercise price of the options of $1.50; volatility of 77.0%; and expected future dividends of $Nil.

Pursuant to the consulting agreement signed between TJ Capital and the Company, TJ Capital opted to exercise 10,000 share options on a cashless basis. On February 18, 2021, the Company issued 6,053 common shares to TJ Capital. During the six months ended December 31, 2021, TJ Capital further opted to exercise 60,000 and 60,000 share options on a cashless basis, respectively. On November 4, 2021 and December 1, 2021, the Company issued 36,440 and 41,928 common shares to TJ Capital, respectively.

On May 28, 2017, the Company signed an employment agreement with Dr. Yunhao Chen, the Chief Financial Officer of the Company. As the part of the compensation, the Company agreed to grant Ms. Chen options to purchase up to 120,000 Class A common shares, at an exercise price of $1.50 per share. The grant was effective at the IPO date and the options vest at a rate of 5,000 per month, beginning one month following completion of the IPO.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 15 – OPTIONS (continued)

The aggregate fair value of the options granted to Dr. Yunhao Chen, the CFO, was $440,840. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying Class A common shares of $5.00; risk free rate of 1.84%; expected term of 2 years; exercise price of the options of $1.50; volatility of 69.5%; and expected future dividends of $Nil. As of December 31, 2021, all of 120,000 options were vested and no options were exercised by the CFO.

On May 28, 2017, the Company signed an employment agreement with Mr. Silong Chen, the Chief Executive Officer of the Company. As the part of the compensation, the Company agrees to grant Mr. Chen options to purchase up to 360,000 Class A common shares, at an exercise price of $1.50 per share. The grant was effective at the IPO date and the options vest at a rate of 10,000 per month, beginning one month following completion of the IPO. On October 31, 2019, Mr. Silong Chen voluntarily waived the remaining unvested 140,000 options.

The aggregate fair value of the options granted to Mr. Silong Chen was $1,385,500. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying Class A common shares of $5.00; risk free rate of 1.94%; expected term of 3 years; exercise price of the options of $1.50; volatility of 74.7%; and expected future dividends of $Nil. As of December 31, 2021, no options were exercised by the CEO and 220,000 options were vested.

The Company recorded $11,831 and $71,079 share-based compensation expense for the six months ended December 31, 2021 and 2020, respectively.

The following table summarized the Company’s share option activity:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years
Outstanding June 30, 2020	500,000	$1.50	0.35
Exercisable, June 30, 2020	413,337	$1.50	0.19

Granted	-	-	-
Cancelled	-	-	-
Exercised	(10,000)	-	-
Outstanding June 30, 2021	490,000	$1.50	0.03
Exercisable, June 30, 2021	483,341	$1.50	0.03
Granted	-	-	-

Granted
Cancelled
Exercised	(120,000)	-	-

Outstanding December 31, 2021	370,000	$1.50	-
Exercisable, December 31, 2021	370,000	$1.50	-

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)